Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	76 Months Ended		120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000024774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with maximum 3.00% sales charge)
Account Value	$ 10,938	$ 10,938	$ 10,938		$ 10,938	$ 10,821	$ 10,719	$ 10,740	$ 11,218	$ 10,895	$ 10,628		$ 10,277	$ 10,236	$ 10,291	$ 10,000
Average Annual Return, Percent	(2.00%)	(0.73%)			0.49%
C000024774 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	1.08%	0.08%			0.90%
C000024775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with maximum 1.00% contingent deferred sales charge)
Account Value	$ 10,095	$ 10,095	10,095		$ 10,095	10,077	10,062	10,163	10,691	10,476	10,292		10,033	10,083	10,210	10,000
Average Annual Return, Percent	(0.81%)	(0.74%)			0.09%
C000024775 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	0.18%	(0.74%)			0.09%
C000188793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 10,728	$ 10,728	$ 10,728		$ 10,728	10,601	10,487	10,482	10,922	10,592	10,293	$ 10,000
Average Annual Return, Percent	1.20%	0.25%	1.12%	[1]
C000024777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,159	$ 11,159	$ 11,159		$ 11,159	11,018	10,892	10,891	11,351	11,012	10,713		10,339	10,279	10,314	10,000
Average Annual Return, Percent	1.28%	0.27%			1.10%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	$ 12,341	$ 12,341		$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,000	10,691	10,414	10,398	10,000
Average Annual Return, Percent	1.22% [2]	1.07% [2]	2.10%	[3],[4]	2.13% [2]
Bloomberg Hawaii Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Hawaii Municipal Bond Index
Account Value	$ 12,059	$ 12,059	$ 12,059		$ 12,059	11,892	11,720	11,632	12,144	11,600	11,158	10,000	10,611	10,402	10,391	10,000
Average Annual Return, Percent	1.41%	0.78%	1.88%	[3]	1.89%
Bloomberg Municipal Bond Quality Intermediate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Quality Intermediate Total Return Index
Account Value	$ 11,945	$ 11,945	$ 11,945		$ 11,945	$ 11,741	$ 11,506	$ 11,276	$ 11,791	$ 11,286	$ 10,948	$ 10,000	$ 10,444	$ 10,329	$ 10,316	$ 10,000
Average Annual Return, Percent	1.74%	1.14%	1.93%	[3]	1.79%

[1]	Class F Shares commenced operations on November 30, 2018.
[2]	The Trust has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[3]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[4]	The Trust has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.